State Street Target Retirement Fund Investment Strategy - State Street Target Retirement Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Target Retirement Fund using a proprietary asset allocation strategy. The Fund is a “fund of funds” that invests in a combination of mutual funds and ETFs sponsored by the Adviser or its affiliates (the “Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both. The Fund's assets are allocated among the Underlying Funds according to a target asset allocation strategy that emphasizes fixed income, but also includes a smaller allocation to equity and certain other asset classes. The Fund is intended for use as part of an overall investment strategy by an investor who is already in retirement. The Underlying Funds employ a wide array of investment styles. For example, the Underlying Funds can buy and sell common stocks of companies of any size, corporate bonds of varying credit quality, U.S. government and agency bonds, mortgage- and asset-backed securities, commodities, real estate and money market instruments. They may hold U.S. or non-U.S. investments. The Underlying Funds may use derivative instruments of any kind, including futures contracts, forward currency contracts, credit default swaps, interest rate swaps and commodities-related derivatives. Derivatives may be used by an Underlying Fund for hedging or risk management purposes, as a substitute for direct investment, or otherwise to seek to enhance the Underlying Fund's total return.The following table shows the Fund's strategic target allocations to the Underlying Funds as of the date of this Prospectus.Underlying FundsTargetRetirementFundState Street Equity 500 Index II Portfolio14.76State Street Small/Mid Cap Equity Index Portfolio1.64State Street Global All Cap Equity ex-U.S. Index Portfolio10.10State Street Aggregate Bond Index Portfolio20.00State Street SPDR Bloomberg 1-10 Year TIPS ETF18.00State Street SPDR Bloomberg High Yield Bond ETF7.00State Street SPDR Dow Jones Global Real Estate ETF5.00State Street SPDR Portfolio Long Term Treasury ETF0.00State Street SPDR Portfolio Intermediate Term Treasury ETF0.00State Street SPDR Portfolio Short Term Treasury ETF16.00State Street SPDR Portfolio Short Term Corporate Bond ETF4.00State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF3.50The Fund's actual allocations are expected to differ over time. The Adviser periodically reviews the Fund's target allocations to underlying investment options and may, at any time, in its discretion, change the target allocations or deviate from the target allocations when it believes doing so is appropriate to pursue the Fund's investment objective. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The table is presented for illustrative purposes only. More current information regarding the Fund's allocations may be available on its website: www.statestreet.com/im.